Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,616,285.29

Principal:
Principal Collections	$21,123,324.41
Prepayments in Full	$14,299,161.79
Liquidation Proceeds	$252,278.48
Recoveries	$12,442.62
Sub Total	$35,687,207.30
Collections	$37,303,492.59

Purchase Amounts:
Purchase Amounts Related to Principal	$107,944.31
Purchase Amounts Related to Interest	$561.85
Sub Total	$108,506.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,411,998.75

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,411,998.75
Servicing Fee	$769,177.07	$769,177.07	$0.00	$0.00	$36,642,821.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,642,821.68
Interest - Class A-2 Notes	$40,707.94	$40,707.94	$0.00	$0.00	$36,602,113.74
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$36,457,322.24
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$36,399,951.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,399,951.49
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$36,373,967.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,373,967.07
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$36,351,156.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,351,156.40
Regular Principal Payment	$32,645,672.16	$32,645,672.16	$0.00	$0.00	$3,705,484.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,705,484.24
Residual Released to Depositor	$0.00	$3,705,484.24	$0.00	$0.00	$0.00

Total		$37,411,998.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,645,672.16
Total					$32,645,672.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,645,672.16	$67.13	$40,707.94	$0.08	$32,686,380.10	$67.21
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$32,645,672.16	$24.81	$291,665.28	$0.22	$32,937,337.44	$25.03

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$195,398,103.45	0.4018305	$162,752,431.29	0.3346956
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$819,958,103.45	0.6231632	$787,312,431.29	0.5983527

Pool Information
Weighted Average APR	2.093%	2.080%
Weighted Average Remaining Term	49.92	49.08
Number of Receivables Outstanding	32,780	32,091
Pool Balance	$923,012,482.93	$887,071,920.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$850,250,872.10	$817,066,091.50
Pool Factor	0.6456537	0.6205130

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$70,005,828.71
Targeted Overcollateralization Amount	$99,759,488.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,759,488.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$157,853.73
(Recoveries)		9	$12,442.62
Net Loss for Current Collection Period			$145,411.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1890%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1042%
Second Prior Collection Period			0.1152%
Prior Collection Period			0.1240%
Current Collection Period			0.1928%
Four Month Average (Current and Prior Three Collection Periods)			0.1340%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		731	$1,473,393.93
(Cumulative Recoveries)			$106,233.97
Cumulative Net Loss for All Collection Periods			$1,367,159.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0956%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,015.59
Average Net Loss for Receivables that have experienced a Realized Loss			$1,870.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	229	$7,310,172.93
61-90 Days Delinquent	0.10%	27	$927,164.34
91-120 Days Delinquent	0.01%	4	$117,104.23
Over 120 Days Delinquent	0.01%	1	$47,855.79
Total Delinquent Receivables	0.95%	261	$8,402,297.29

Repossession Inventory:
Repossessed in the Current Collection Period		8	$287,486.40
Total Repossessed Inventory		19	$649,047.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0627%
Prior Collection Period			0.0854%
Current Collection Period			0.0997%
Three Month Average			0.0826%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1231%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	14

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	147	$5,101,980.85
2 Months Extended	167	$6,025,328.65
3+ Months Extended	14	$459,211.82

Total Receivables Extended	328	$11,586,521.32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer